Organization and nature of business (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Jan. 20, 2025	Mar. 31, 2025	Sep. 30, 2024
Assigned Receivables		$ 18,077,672	$ 18,709,318
Ynong [Member]
Cash payable by entity		6,365,348
Ordinary shares, value		$ 10,000,000
Issuance of ordinary shares for acquisition in exchange		4,500
Purchase Agreement [Member]
Description of agreement		pursuant to which the Seller agreed to sell and the Purchaser agreed to purchase 4,500 shares of Ynong ordinary shares (the “Ynong Shares”), of which represents forty-five percent (45%) of the issued and outstanding Ynong ordinary shares to the Purchaser. Ynong directly owns all of the issued and outstanding equity of an Indonesian entity, PT Grand Indonesia Forestmates (“PGIF”), and PGIF and two Indonesian citizens, collectively, directly owns 90% and 10%, respectively, of another Indonesian entity, PT Wana Arga Nusantara (“PWAN”), which is the operating business
Cash payable by entity		$ 6,365,348
Assigned Receivables		$ 24,548,022
Purchase Agreement [Member] | Class A Ordinary Shares [Member]
Ordinary shares, issued		50,000,000
Ordinary shares, value		$ 10,000,000
Ordinary shares, per share		$ 0.20
Issuance of ordinary shares for acquisition, amount		$ 24,548,022
Issuance of ordinary shares for acquisition, shares		50,000,000
Share Transfer Agreement [Member]
Description of agreement	CN Energy agreed to transfer 100% of its equity in Clean Energy Holdings Limited (“Energy Holdings”) to Asia Rubber Resources (the “Transfer”) for a total purchase price of HKD10,000 (approximately $1,281)